Property and Equipment (Schedule of Property Plant and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost		$ 10,963	$ 8,182
Accumulated Depreciation and Amortization		7,242	5,314
Net Book Value	5,063	3,721	2,868
Equipment Under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Cost		2,675	2,675
Accumulated Depreciation and Amortization		2,675	2,367
Net Book Value		0	308
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		4,561	3,034
Accumulated Depreciation and Amortization		2,530	1,395
Net Book Value		2,031	1,639
Software Licenses [Member]
Property, Plant and Equipment [Line Items]
Cost		986	794
Accumulated Depreciation and Amortization		768	678
Net Book Value		218	116
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost		730	545
Accumulated Depreciation and Amortization		378	235
Net Book Value		352	310
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		2,011	1,134
Accumulated Depreciation and Amortization		891	639
Net Book Value		$ 1,120	$ 495